Revenues	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenues
Note 3. Revenues
Disaggregation of Revenue
The following table depicts the Company’s disaggregated revenue for the periods presented:

	Years Ended December 31,
	2022	2021
Subscription	$100,522	$74,002
Advisory	4,914	2,726
Advertising	2,703	3,028
Books	736	1,189
Other revenue	4,890	1,967

Total	$113,765	$82,912

Revenue by Geographic Locations
The following table depicts the Company’s revenue by geographic operations for the periods presented:

	Years Ended December 31,
	2022	2021
North America	$98,951	$74,040
Europe	10,072	7,601
Australia	1,122	784
Asia	3,620	487

Total	$113,765	$82,912

Revenues by geography are determined based on the region of the Company’s contracting entity, which may be different than the region of the customer. North America revenue consists solely of revenue attributed to the United States. For the years ended December 31, 2022 and 2021, revenue attributed to the United Kingdom represented approximately six percent of total revenues. No other foreign country represented more than five percent of total revenue during the years ended December 31, 2022 and 2021, respectively.
Contract Assets
The Company had contract assets of $1,464 and $1,475, as of December 31, 2022 and December 31, 2021, respectively. Contract assets are generated when contractual billing schedules differ from the timing of revenue recognition or cash collections. They represent a conditional right to consideration for satisfied performance obligations that becomes a receivable when the conditions are satisfied. They are recorded as part of other current assets on the consolidated balance sheets.

Deferred Revenue
Details of the Company’s deferred revenue for the periods presented are as follows:

Balance at December 31, 2020	$17,521
Acquired deferred revenue	9,961
Revenue recognized in the current period from amounts in the prior balance	(16,812)
New deferrals, net of amounts recognized in the current period	19,589
Effects of foreign currency	(162)

Balance at December 31, 2021	30,097
Acquired deferred revenue	1,055
Revenue recognized in the current period from amounts in the prior balance	(29,351)
New deferrals, net of amounts recognized in the current period	35,139
Effects of foreign currency	(453)

Balance at December 31, 2022	$36,487

Costs to Obtain
During the years ended December 31, 2022 and 2021, the Company capitalized $4,081 and $4,186 of costs to obtain revenue contracts and amortized $2,786 and $2,610 to sales and marketing expense during the years ended December 31, 2022 and 2021, respectively. There were no impairments of costs to obtain revenue contracts for the years ended December 31, 2022 and 2021, respectively.
Unsatisfied Performance Obligations
At December 31, 2022, the Company had $106,373 of remaining contract consideration for which revenue has not been recognized due to unsatisfied performance obligations. The Company expects to recognize this revenue over the next five years.